Other liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities (non-current and current) [Abstract]
Breakdown of Other Non-Current Liabilities
The following table provides a breakdown of other non-current liabilities:

(In millions of €)	December 31, 2021	December 31, 2020
Redeemable financial liability	32.4	85.3
Non-current financial liability at FVTPL, total	32.4	85.3
Subsidies	1.8	3.6
Derivative liabilities	1.0	3.6
Others	29.0	24.9
Other non-current liabilities, total	31.8	32.1
TOTAL OTHER NON-CURRENT LIABILITIES	64.2	117.4

Breakdown of Other Current Liabilities
The following table provides a breakdown of other current liabilities:
(In millions of €)	December 31, 2021	December 31, 2020
Redeemable financial liability	108.4	115.7
Current financial liability at FVTPL, total	108.4	115.7
Accruals on completed contracts	112.0	53.3
Other taxes payable	101.0	105.1
Social security liabilities	41.7	33.4
Payables on litigation settlement	—	42.0
Derivative liabilities	33.2	7.9
Others*	114.7	44.8
Other current liabilities, total	402.6	286.5
TOTAL OTHER CURRENT LIABILITIES	511.0	402.2